Shareholder Report, Line Graph (Details) - USD ($)			12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
		Feb. 29, 2016	Feb. 28, 2026	Feb. 28, 2017	Feb. 28, 2018	Feb. 28, 2019	Feb. 29, 2020	Feb. 28, 2021	Feb. 28, 2022	Feb. 28, 2023	Feb. 29, 2024	Feb. 28, 2025	Feb. 28, 2026
C000152590
Account Value [Line Items]
Line Graph and Table Measure Name			Catholic Values Equity Fund, Class F Shares
Accumulated Value		$ 10,000		$ 12,503	$ 14,871	$ 14,964	$ 15,276	$ 20,432	$ 22,214	$ 20,533	$ 24,861	$ 28,304	$ 32,937
C000152591
Account Value [Line Items]
Line Graph and Table Measure Name			Catholic Values Equity Fund, Class Y Shares
Accumulated Value		10,000		12,528	14,915	15,021	15,363	20,562	22,375	20,716	25,075	28,563	33,275
C000152592
Account Value [Line Items]
Line Graph and Table Measure Name			Catholic Values Fixed Income Fund, Class F Shares
Accumulated Value		10,000		10,311	10,401	10,744	11,956	12,225	11,946	10,667	10,963	11,545	12,235
C000152593
Account Value [Line Items]
Line Graph and Table Measure Name			Catholic Values Fixed Income Fund, Class Y Shares
Accumulated Value		10,000		10,332	10,443	10,786	12,002	12,295	12,024	10,743	11,038	11,636	12,344
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1]		S&P 500 Index (USD) (TR)
Accumulated Value		10,000		12,498	14,635	15,320	16,575	21,761	25,327	23,379	30,499	36,113	42,249
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[2]		S&P 500 Index (USD) (TR)
Accumulated Value		10,000		12,498	14,635	15,320	16,575	21,761	25,327	23,379	30,499	36,113	42,249
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[3]		Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Accumulated Value		10,000		10,142	10,193	10,516	11,744	11,907	11,592	10,465	10,813	11,441	12,158
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[4]		Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Accumulated Value		10,000		10,142	10,193	10,516	11,744	11,907	11,592	10,465	10,813	11,441	12,158
Russell 3000 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1]		Russell 3000 Index (USD) (TR)
Accumulated Value		10,000		12,629	14,678	15,419	16,484	22,307	25,049	23,027	29,613	34,806	40,728
80/20 Russell 3000 & MSCI ACWI ex-U.S.
Account Value [Line Items]
Line Graph and Table Measure Name	[5]		80/20 Russell 3000 & MSCI ACWI ex-U.S.
Accumulated Value		10,000		12,494	14,656	15,055	15,862	21,176	23,230	21,420	26,829	31,125	37,772
Russell 3000 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[2]		Russell 3000 Index (USD) (TR)
Accumulated Value		10,000		12,629	14,678	15,419	16,484	22,307	25,049	23,027	29,613	34,806	40,728
80/20 Russell 3000 & MSCI ACWI ex-U.S.
Account Value [Line Items]
Line Graph and Table Measure Name	[6]		80/20 Russell 3000 & MSCI ACWI ex-U.S.
Accumulated Value		$ 10,000		$ 12,494	$ 14,656	$ 15,055	$ 15,862	$ 21,176	$ 23,230	$ 21,420	$ 26,829	$ 31,125	$ 37,772

[1]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[2]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[3]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[4]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[5]	ACWI – All Country World Index
[6]	ACWI – All Country World Index